Environmental rehabilitation obligation and other provisions - Assumptions used to calculate the provision (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US PGM operations
Disclosure of other provisions [line items]
Inflation rate	4.00%	2.00%	2.00%
Discount rate	4.00%	1.90%
US PGM operations | Minimum
Disclosure of other provisions [line items]
Discount rate			1.50%
Discount period	31 years	35 years	24 years
US PGM operations | Maximum
Disclosure of other provisions [line items]
Discount rate			1.70%
Discount period	43 years	40 years	38 years
SA gold operations
Disclosure of other provisions [line items]
Inflation rate	6.50%	6.00%	6.00%
SA gold operations | Minimum
Disclosure of other provisions [line items]
Discount rate	7.80%	5.10%	4.00%
Discount period	1 year	1 year	1 year
SA gold operations | Maximum
Disclosure of other provisions [line items]
Discount rate	11.50%	10.60%	10.90%
Discount period	22 years	24 years	21 years
SA PGM operations
Disclosure of other provisions [line items]
Inflation rate	6.50%	6.00%	6.00%
SA PGM operations | Minimum
Disclosure of other provisions [line items]
Discount rate	7.80%	5.10%	4.00%
Discount period	1 year	1 year	1 year
SA PGM operations | Maximum
Disclosure of other provisions [line items]
Discount rate	11.60%	10.60%	10.80%
Discount period	49 years	50 years	32 years
Battery metals
Disclosure of other provisions [line items]
Inflation rate	2.50%
Discount rate	3.30%
Discount period	24 years